Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, plant and equipment

2024 [A]

	$ million
	Exploration and production		Manufacturing, supply and distribution
	Exploration and evaluation	Production		Other	Total
Cost
At January 1	8,635	285,670	113,069	47,696	455,070
Additions	1,174	12,835	8,256	4,181	26,446
Sales, retirements and other movements [B]	(2,390)	(22,324)	(15,636)	(3,430)	(43,780)
Currency translation differences	(205)	(3,156)	(1,782)	(1,847)	(6,990)
At December 31	7,214	273,025	103,907	46,600	430,746
Depreciation, depletion and amortisation, including impairments
At January 1	3,323	174,973	63,826	18,113	260,235
Charge for the year [C]	159	15,004	6,652	3,739	25,554
Sales, retirements and other movements [B]	(243)	(17,540)	(16,096)	(2,618)	(36,497)
Currency translation differences	(133)	(1,591)	(1,281)	(760)	(3,765)
At December 31	3,106	170,846	53,101	18,474	245,527
Carrying amount at December 31	4,108	102,179	50,806	28,126	185,219
[A]Includes right-of-use assets under leases. (See Note 22).
[B]Includes the reclassification of assets classified as held for sale. (See Note 19).
[C]Includes impairment losses and reversals. (See Note 13).
12. Property, plant and equipment continued

2023 [A]

	$ million
	Exploration and production		Manufacturing, supply and distribution
	Exploration and evaluation	Production		Other	Total
Cost
At January 1	11,565	277,016	106,785	39,595	434,961
Additions	2,161	10,731	5,910	7,029	25,831
Sales, retirements and other movements [B]	(5,164)	(1,153)	(1,016)	(1,387)	(8,720)
Reclassifications [C]	—	(2,779)	527	2,252	—
Currency translation differences	73	1,855	863	207	2,998
At December 31	8,635	285,670	113,069	47,696	455,070
Depreciation, depletion and amortisation, including impairments
At January 1	5,162	159,662	56,901	14,594	236,319
Charge for the year [D]	731	18,202	8,295	2,687	29,915
Sales, retirements and other movements [B]	(2,609)	(2,000)	(2,083)	(1,394)	(8,086)
Reclassifications [C]	—	(2,217)	63	2,154	—
Currency translation differences	39	1,326	650	72	2,087
At December 31	3,323	174,973	63,826	18,113	260,235
Carrying amount at December 31	5,312	110,697	49,243	29,583	194,835
[A]Includes right-of-use assets under leases. (See Note 22).
[B]Includes the reclassification of assets classified as held for sale. (See Note 19).
[C]Reclassifications of right-of-use assets. (See Note 22).
[D]Includes impairment losses and reversals. (See Note 13).
The carrying amount of property, plant and equipment at December 31, 2024, included $27,852 million (2023: $28,135 million) of assets under construction. This amount excludes exploration and evaluation assets. Assets under construction mainly include projects in Integrated Gas in Canada and Australia and projects in Upstream in the USA and Malaysia.
The carrying amount of exploration and production assets at December 31, 2024, included rights and concessions in respect of proved and unproved properties of $5,411 million (2023: $6,097 million). Exploration and evaluation assets principally comprise rights and concessions in respect of unproved properties and capitalised exploration drilling costs.
The total contractual commitments for the purchase and lease of property, plant and equipment at December 31, 2024, amounted to $7,815 million of which $2,914 million related to lease commitments.

Capitalised exploration drilling costs

	$ million
	2024	2023	2022
At January 1	3,136	2,911	3,015
Additions pending determination of proved reserves	1,104	1,967	1,298
Amounts charged to expense	(1,622)	(868)	(881)
Reclassifications to productive wells on determination of proved reserves	(333)	(874)	(531)
Other movements [A]	(231)	—	10
At December 31	2,054	3,136	2,911
[A] Includes the reclassification of assets classified as held for sale. (See Note 19).

	Projects		Wells
	Number	$ million	Number	$ million
Between 1 and 5 years	15	388	28	388
Between 6 and 10 years	14	778	22	720
Between 11 and 15 years	10	214	17	260
Between 16 and 20 years	3	34	4	46
Total [A]	42	1,414	71	1,414
[A] Number of projects increased by 13 as some of the individual wells moved to stand-alone projects.
Exploration drilling costs capitalised for periods greater than one year at December 31, 2024, analysed according to the most recent year of activity, are presented in the table above. These comprise $116 million relating to four projects where drilling activities were under way or firmly planned for the future, and $1,298 million relating to 38 projects awaiting development concepts.